Other Accrued Liabilities (Components of Current and Long-term Accrued Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other Liabilities, Current [Abstract]
In-transit inventory and other	$ 40,242	$ 39,236
Rebates	17,957	14,889
Interest	13,157	393
Employee benefits and insurance	11,131	14,375
Accrued advertising	10,315	8,073
Warranty	8,611	7,429	$ 8,158
Customer obligations	9,613	5,982
Freight accrual	2,446	3,012
Product liability	1,622	1,534
Accrued taxes	1,303	1,148
Total other accrued liabilities—current	116,397	96,071
Other Liabilities, Noncurrent [Abstract]
Non-current portion of accrued income tax liability	25,421	23,406
Contingent consideration	4,471	0
Management nonqualified deferred compensation plan	2,668	715
Environmental remediation	745	529
Performance share liability	0	641
Other	18,014	5,930
Total other long-term liabilities	$ 51,319	$ 31,221